Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Europe Fund - Fidelity Europe Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859